PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Oct. 31, 2021
PROPERTY AND EQUIPMENT
Summary of property and equipment

At October 31, 2021 and 2020, property and equipment consisted of the following:

	Useful Life	October 31, 2021	October 31, 2020
Office equipment and furniture	3 – 5 Years	$58,965	$53,144
Less: accumulated depreciation		(47,700)	(38,047)
		$11,265	$15,097

For the years ended October 31, 2021, 2020 and 2019, depreciation expense amounted to $7,862, $9,625 and $8,677, respectively, which was included in operating expenses.